Organization and Business Operations - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended	7 Months Ended
	Feb. 12, 2021	Sep. 24, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Description of Organization and Business Operations Details [Line Items]
Price per unit (in Dollars per share)		$ 0.20
Common stock business combination redeem percentage			100.00%	100.00%
Common stock redeem percentage			100.00%	100.00%
Net tangible assets (in Dollars)			$ 5,000,001	$ 5,000,001
Dissolution expenses (in Dollars)			100,000	100,000
Aggregate concideration (in Dollars)			3,790,000,000
Sponsor agreement, description	Our Sponsor also agreed that, at the Closing, it would deposit the Earnout Shares into the earnout escrow account and it would agree to cancel 1,284,750 shares of our Class B common stock and to transfer to a charitable foundation designated by the Company to advance its charitable objectives 428,250 shares of our Class B common stock.
Proceeds from issuance initial public offering				345,000,000
Operating bank accounts			325,151	1,121,103
Working capital of approximately				1,194,956
Interest earned on Trust Account			$ 65,479	82,119
Offering costs paid by sponsor in exchange for founder shares				25,000
Over-Allotment Option [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock		4,500,000
Price per unit (in Dollars per share)		$ 10.00
Gross proceeds (in Dollars)		$ 345,000,000
Public offering exercise share units (in Shares)		4,500,000
Initial Public Offering [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock		34,500,000
Price per unit (in Dollars per share)		$ 10.00
Private Placement [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock			5,933,334
Price per unit (in Dollars per share)			$ 1.50
Net proceeds (in Dollars)			$ 345,000,000
Public Offering Price [Member]
Description of Organization and Business Operations Details [Line Items]
Price per unit (in Dollars per share)		$ 0.35
Subscription Agreements [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock	42,500,000
Price per share (in Dollars per share)	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001
Sharecare of voting rights, percentage	66.80%
Non Redemption Agreements [Member]
Description of Organization and Business Operations Details [Line Items]
Non-Redemption shares	4,197,245
Exercisable redemption of shares	41,972,450
Sponsor [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock		5,933,334
Proceeds from Issuance of underwriters (in Shares)		8,900,000
Amount of loans to the company by sponsor			$ 300,000	$ 300,000
Class A Common Stock [Member]
Description of Organization and Business Operations Details [Line Items]
Sale of stock				34,500,000
Price per share (in Dollars per share)		$ 11.50	$ 11.50	$ 11.50
Common stock, par value (in Dollars per share)			0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Public Offering Price [Member]
Description of Organization and Business Operations Details [Line Items]
Price per share (in Dollars per share)			$ 0.0001